Net Loss Per Share (Details) - Schedule of anti-dilutive shares excluded from calculation of diluted net loss per share - USD ($) $ / shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	222,604,770	80,236,847	78,695,235	37,165,739
Bridge Notes (in Dollars)	$ 46,918,768
Make-Whole Amount (in Dollars)	$ 32,954,973
ATW NPA Warrants (in Dollars per share)	$ 28,431,635	$ 3,874,166
Bridge Warrants	42,342,839
Restricted stock awards		1,364,018
Stock-based compensation awards – SI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	6,163,206
Stock-based compensation awards – EI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	25,272,474	32,137,760
Stock-based compensation awards – STI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	6,457,011	9,529,482
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	23,375,988	22,977,568	22,977,568
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	276,131	674,551	674,551
Other warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,429,068	670,092
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	8,982,677	9,009,210	9,009,210